Finance Receivables and Operating Leases (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of year	¥ 2,681	¥ 2,325
Charge-offs	(1,284)	(1,523)
Provision	938	1,436
Translation adjustments and other	340	443
Balance at end of year	¥ 2,675	¥ 2,681